Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2013
Interest income	$25,403	$24,866	$24,612	$24,445
Interest expense	2,074	1,999	2,013	2,110
Net interest income	23,329	22,867	22,599	22,335
Provision for loan losses	1,575	1,200	1,800	2,300
Noninterest income	7,965	7,516	7,334	7,375
Net gains (loss) on sales/calls of securities	643	—	(9)	30
Noninterest expense	22,737	22,443	22,360	22,329
Provision for federal income taxes	2,091	2,064	1,725	1,436
Net income	4,891	4,676	4,048	3,645
Net income per share:
Basic	$0.34	$0.33	$0.28	$0.26
Diluted	0.34	0.32	0.28	0.26

2012
Interest income	$24,096	$24,255	$24,625	$24,332
Interest expense	2,262	2,477	2,655	2,716
Net interest income	21,834	21,778	21,970	21,616
Provision for loan losses	2,150	2,500	2,950	2,500
Noninterest income	7,805	7,148	7,460	7,441
Net gains (loss) on sales of securities	92	(37)	12	984
Noninterest expense	22,486	23,053	22,674	22,931
Provision for federal income taxes	1,547	1,381	1,044	942
Net income	3,456	1,992	2,762	2,684
Net income per share:
Basic	$0.24	$0.14	$0.19	$0.19
Diluted	0.24	0.14	0.19	0.19